FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation adjustment	£ 474	£ 423	£ 562
Credit Valuation Adjustment
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation adjustment	358	278
Debit Valuation Adjustment
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation adjustment	(35)	(27)
Funding Valuation Adjustment
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation adjustment	£ 151	£ 172